Stock-Based Compensation - Summary of RSU and RSA Activity under Equity Plans (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RSA
Shares
Options outstanding (in shares)	4,183,624	4,183,624	4,183,624	4,183,624
Forfeited (in shares)	0	0	0	0
Outstanding (in shares)	4,183,624	4,183,624	4,183,624	4,183,624
Weighted Average Grant Date Fair Value per Share
Outstanding (in USD per share)	$ 1.37	$ 1.37	$ 1.37	$ 1.37
Outstanding (in USD per share)	$ 1.37	$ 1.37	$ 1.37	$ 1.37
RSUs (non-vested)
Shares
Options outstanding (in shares)	11,983,636	9,539,807	6,427,387	4,910,825
Granted (in shares)	1,372,632	3,340,173	4,329,925
Released (in shares)	(6,801,635)
Forfeited (in shares)	(533,418)	(896,344)	(1,217,505)	(1,222,706)
Outstanding (in shares)	6,021,215	11,983,636	9,539,807	6,427,387
Weighted Average Grant Date Fair Value per Share
Outstanding (in USD per share)	$ 12.43	$ 8.33	$ 7.31	$ 6.79
Granted (in USD per share)	12.58	6.80	9.83
Released (in USD per share)	12.23
Forfeited (in USD per share)	12.23	8.48	8.30	6.94
Outstanding (in USD per share)	$ 12.31	$ 12.43	$ 8.33	$ 7.31
PRSU
Shares
Options outstanding (in shares)	1,101,683	0
Granted (in shares)	0	1,101,683
Outstanding (in shares)	1,101,683	1,101,683	0
Weighted Average Grant Date Fair Value per Share
Outstanding (in USD per share)	$ 6.72
Granted (in USD per share)		$ 6.72
Outstanding (in USD per share)	$ 6.72	$ 6.72